Cash and cash equivalents (Tables)	12 Months Ended
Dec. 31, 2025
Cash and cash equivalents [abstract]
Summary of cash and cash equivalents

	12/31/2025	12/31/2024
Cash and cash equivalents in foreign currency	2,891,189	770,623
Cash and cash equivalents in national currency	247,183	212,573
Reverse repurchase agreements (a)	663,141	125,198
Total	3,801,513	1,108,394